LOANS PAYABLE	3 Months Ended
Mar. 31, 2023
LOANS PAYABLE

16. LOANS PAYABLE

	March 31, 2023	December 31, 2022
Opening balance	$86,571	$93,317
Fair value adjustment	-	(4,891)
Repayment of loans payable	(1,686)	(6,746)
Accretion expense	1,275	4,891
Ending balance	$86,160	$86,571

Which consists of:

	March 31, 2023	December 31, 2022
Current loans payable	$82,787	$81,512
Non-current loans payable	3,373	5,059
Ending balance	$86,160	$86,571

	Start Date	Maturity Date	Rate	Carrying Value March 31, 2023	Carrying Value December 31, 2022
CEBA	2020-05-19	2023-12-31	0%	$38,021	$37,383
CEBA	2021-04-23	2023-12-31	0%	38,021	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	10,118	11,805
Total				$86,160	$86,571

The CEBA loans are unsecured, and the vehicle loan is secured by the vehicle.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2023

Expressed in Canadian Dollars (unaudited)